Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Other Comprehensive Income/(Loss)	Additional Paid-in Capital	(Accumulated deficit)
Balance value at Dec. 31, 2013	$ 450,822	$ 0	$ 13	$ 0	$ 530,203	$ (79,394)
Balance, shares at Dec. 31, 2013		4,540	136,714,942
Issuance of common shares, value	54,289		$ 2		54,287
Issuance of common shares, number of shares			14,950,000
Stock-based compensation (see Note 14)	2,900				2,900
Dividend paid/declared (see Note 8)	(16,267)				(16,267)
Net income/ (loss)	(15,622)					(15,622)
Other comprehensive income	0
Balance value at Jun. 30, 2014	476,122	$ 0	$ 15	0	571,123	(95,016)
Balance, shares at Jun. 30, 2014		4,540	151,664,942
Balance value at Dec. 31, 2014	487,251	$ 0	$ 15	(3,542)	557,125	(66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Conversion of preferred stock into puttable common stock			400,000
Redemption of puttable common stock			(25,000)
Conversion of preferred stock into common stock			64,800
Conversion of preferred stock into common stock		(162)
Stock-based compensation (see Note 14)	1,318				1,318
Dividend paid/declared (see Note 8)	(16,238)				(16,238)
Net income/ (loss)	46,396					46,396
Other comprehensive income	4,176			4,176
Balance value at Jun. 30, 2015	$ 522,903	$ 0	$ 15	$ 634	$ 542,205	$ (19,951)
Balance, shares at Jun. 30, 2015		4,378	152,104,742